Climate change and energy transition - Fixed assets by segment (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill	[1]	$ 16,039	$ 14,920
Other intangible assets	[1]	9,662	9,773
Property, plant and equipment		198,642	194,932
Joint ventures and associates		23,864	23,415
Non-current assets		248,200
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		4,900
Other intangible assets		3,900
Property, plant and equipment		60,800
Joint ventures and associates		5,600
Non-current assets		75,200	75,000	$ 79,000	$ 93,000	$ 91,000	$ 94,000	$ 95,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		5,300
Other intangible assets		200
Property, plant and equipment		74,500
Joint ventures and associates		7,700
Non-current assets		87,700	91,000	106,000	119,000	123,000	128,000	136,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		300
Other intangible assets		2,100
Property, plant and equipment		38,100
Joint ventures and associates		4,200
Non-current assets		44,700	44,000	43,000	47,000	39,000	38,000	$ 26,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		3,300
Other intangible assets		1,800
Property, plant and equipment		19,100
Joint ventures and associates		4,400
Non-current assets		28,600
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		2,200
Other intangible assets		1,600
Property, plant and equipment		3,200
Joint ventures and associates		1,900
Non-current assets		8,900	$ 5,000	$ 3,000	$ 3,000	$ 1,000	$ 1,000
Corporate
Disclosure of Climate Change and Energy Transition [Line Items]
Goodwill		0
Other intangible assets		100
Property, plant and equipment		2,900
Joint ventures and associates		100
Non-current assets		$ 3,100

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.